Taxation (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Taxation [Line Items]
Corporate profit percentage	8.25%	8.25%
Tax rate	25.00%	25.00%
Profit tax rate percentage	21.00%	21.00%
Income tax benefit (in Dollars)
Hong Kong [Member]
Taxation [Line Items]
Profit tax (in Dollars)		$ 2
Effective Income Tax Rate Reconciliation, Disposition of Asset, Percent	16.50%	16.50%
Profits amount exceeding (in Dollars)		$ 2
Preferential tax rate	16.50%	16.50%
US [Member]
Taxation [Line Items]
Operating loss carryforward (in Dollars)	$ 89.3			$ 90.0